Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information (Unaudited)
Schedule of quarterly financial information

Selected quarterly financial information is summarized as follows (in thousands, except per share data).

	Year Ended December 31, 2013
	Fourth	Third	Second	First	Full
	Quarter	Quarter	Quarter	Quarter	Year
		(revised)
Interest income	$98,601	$79,702	$76,168	$74,604	$329,075
Interest expense	10,002	7,786	7,743	7,343	32,874
Net interest income	88,599	71,916	68,425	67,261	296,201
Provision for loan losses	2,206	10,658	11,289	13,005	37,158
Noninterest income	182,479	215,095	239,233	213,278	850,085
Noninterest expense	219,752	216,592	260,400	214,991	911,735
Income before income taxes	49,120	59,761	35,969	52,543	197,393
Income tax provision	18,090	20,115	13,309	19,170	70,684
Net income	31,030	39,646	22,660	33,373	126,709
Less: Net income attributable to noncontrolling interest	160	339	568	300	1,367
Income attributable to Hilltop	$30,870	$39,307	$22,092	$33,073	$125,342
Dividends on preferred stock	1,342	1,133	1,149	703	4,327
Income applicable to Hilltop common stockholders	$29,528	$38,174	$20,943	$32,370	$121,015

Earnings per common share:
Basic	$0.34	$0.45	$0.25	$0.39	$1.43
Diluted	$0.34	$0.43	$0.24	$0.39	$1.40

	Year Ended December 31, 2012
	Fourth	Third	Second	First	Full
	Quarter	Quarter	Quarter	Quarter	Year
Interest income	$28,954	$3,379	$3,349	$3,356	$39,038
Interest expense	3,786	2,140	2,131	2,139	10,196
Net interest income	25,168	1,239	1,218	1,217	28,842
Provision for loan losses	3,800	—	—	—	3,800
Noninterest income	109,691	39,591	38,063	36,887	224,232
Noninterest expense	115,934	46,792	55,233	37,558	255,517
Income (loss) before income taxes	15,125	(5,962)	(15,952)	546	(6,243)
Income tax provision (benefit)	5,809	(1,914)	(5,243)	203	(1,145)
Net income (loss)	9,316	(4,048)	(10,709)	343	(5,098)
Less: Net income attributable to noncontrolling interest	494	—	—	—	494
Income (loss) attributable to Hilltop	$8,822	$(4,048)	$(10,709)	$343	$(5,592)
Dividends on preferred stock	259	—	—	—	259
Income (loss) applicable to Hilltop common stockholders	$8,563	$(4,048)	$(10,709)	$343	$(5,851)

Earnings (loss) per common share:
Basic	$0.13	$(0.07)	$(0.19)	$0.01	$(0.10)
Diluted	$0.13	$(0.07)	$(0.19)	$0.01	$(0.10)